Interest Expense - Schedule of Interest Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Schedule of Interest Expense [Abstract]
Amortization charges on promissory notes			¥ 5,974	¥ 5,058
Interest expense on bonds payable-preferred shares (Note 18)	419
Interest expense on borrowings	406		532	2,268
Total	¥ 825	$ 120	¥ 6,506	¥ 7,326